SEGMENTED INFORMATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segmented information
Revenues	$ 13,387	$ 12,999	$ 13,255
Income from equity investments	898	1,019	920
Plant operating costs and other	(4,098)	(3,878)	(3,913)
Commodity purchases resold	(87)	0	(365)
Property taxes	(774)	(727)	(727)
Depreciation and amortization	(2,522)	(2,590)	(2,464)
Asset impairment charge and other (Note 6)	2,775	0	0
Net gain/(loss) on assets sold/held for sale	30	(50)	(121)
Segmented Earnings/(Losses)	4,059	6,773	6,585
Interest expense	(2,360)	(2,228)	(2,333)
Allowance for funds used during construction	267	349	475
Interest income and other	200	213	460
Income before Income Taxes	2,166	5,107	5,187
Income tax expense	(120)	(194)	(754)
Net Income	2,046	4,913	4,433
Net income attributable to non-controlling interests	(91)	(297)	(293)
Net Income Attributable to Controlling Interests	1,955	4,616	4,140
Preferred share dividends	(140)	(159)	(164)
Net Income Attributable to Common Shares	1,815	4,457	3,976
Capital Spending
Capital expenditures	5,924	8,013	7,475
Capital projects in development	0	122	707
Contributions to equity investments	1,210	765	602
Capital Spending	7,134	8,900	8,784
Assets	104,218	100,300
Geographic Information
Plant, Property and Equipment	70,182	69,775
Canada
Geographic Information
Plant, Property and Equipment	24,890	24,092
Canada – domestic
Segmented information
Revenues	4,603	4,392	4,059
Canada – export
Segmented information
Revenues	1,226	1,059	1,035
United States
Segmented information
Revenues	6,953	6,832	7,558
Geographic Information
Plant, Property and Equipment	39,335	39,698
Mexico
Segmented information
Revenues	605	716	603
Geographic Information
Plant, Property and Equipment	5,957	5,985
Intersegment eliminations
Segmented information
Revenues	(159)	(185)	(183)
Corporate
Segmented information
Revenues	(159)	(185)	(183)
Income from equity investments	41	86	(53)
Plant operating costs and other	72	169	166
Commodity purchases resold	0		0
Property taxes	0	0	0
Depreciation and amortization	0	0	0
Asset impairment charge and other (Note 6)	0
Net gain/(loss) on assets sold/held for sale	0	0	0
Segmented Earnings/(Losses)	(46)	70	(70)
Capital Spending
Capital expenditures	35	58	32
Capital projects in development		0	0
Contributions to equity investments	0	0	0
Capital Spending	35	58	32
Assets	4,442	5,210
Geographic Information
Plant, Property and Equipment	516	621
Canadian Natural Gas Pipelines
Segmented information
Revenues	4,519	4,469	4,010
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues	4,519	4,469	4,010
Income from equity investments	12	12	12
Plant operating costs and other	(1,567)	(1,631)	(1,473)
Commodity purchases resold	0		0
Property taxes	(289)	(284)	(275)
Depreciation and amortization	(1,226)	(1,273)	(1,159)
Asset impairment charge and other (Note 6)	0
Net gain/(loss) on assets sold/held for sale	0	364	0
Segmented Earnings/(Losses)	1,449	1,657	1,115
Capital Spending
Capital expenditures	2,629	3,503	3,900
Capital projects in development		0	6
Contributions to equity investments	108	105	0
Capital Spending	2,737	3,608	3,906
Assets	25,213	22,852
Geographic Information
Plant, Property and Equipment	21,025	19,325
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues	5,233	5,031	4,978
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues	5,378	5,196	5,142
Income from equity investments	244	264	264
Plant operating costs and other	(1,393)	(1,485)	(1,581)
Commodity purchases resold	0		0
Property taxes	(367)	(337)	(345)
Depreciation and amortization	(791)	(801)	(754)
Asset impairment charge and other (Note 6)	0
Net gain/(loss) on assets sold/held for sale	0	0	21
Segmented Earnings/(Losses)	3,071	2,837	2,747
Capital Spending
Capital expenditures	2,611	2,785	2,500
Capital projects in development		0	0
Contributions to equity investments	209	0	16
Capital Spending	2,820	2,785	2,516
Assets	45,502	43,217
Geographic Information
Plant, Property and Equipment	30,178	28,169
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	(145)	(165)	(164)
Mexico Natural Gas Pipelines
Segmented information
Revenues	605	716	603
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues	605	716	603
Income from equity investments	119	127	56
Plant operating costs and other	(55)	(57)	(54)
Commodity purchases resold	(3)		0
Property taxes	0	0	0
Depreciation and amortization	(109)	(117)	(115)
Asset impairment charge and other (Note 6)	0
Net gain/(loss) on assets sold/held for sale	0	0	0
Segmented Earnings/(Losses)	557	669	490
Capital Spending
Capital expenditures	129	173	323
Capital projects in development		0	0
Contributions to equity investments	0	0	34
Capital Spending	129	173	357
Assets	7,547	7,215
Geographic Information
Plant, Property and Equipment	5,942	5,968
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Liquids Pipelines
Segmented information
Revenues	2,306	2,371	2,879
Liquids Pipelines | Operating segments
Segmented information
Revenues	2,306	2,371	2,879
Income from equity investments	71	75	70
Plant operating costs and other	(700)	(654)	(728)
Commodity purchases resold	(84)		0
Property taxes	(113)	(101)	(101)
Depreciation and amortization	(318)	(332)	(341)
Asset impairment charge and other (Note 6)	2,775
Net gain/(loss) on assets sold/held for sale	13	0	69
Segmented Earnings/(Losses)	(1,600)	1,359	1,848
Capital Spending
Capital expenditures	488	1,315	239
Capital projects in development		122	701
Contributions to equity investments	83	5	14
Capital Spending	571	1,442	954
Assets	14,951	16,744
Geographic Information
Plant, Property and Equipment	11,273	14,409
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues	0	0	0
Power and Storage
Segmented information
Revenues	724	412	785
Power and Storage | Operating segments
Segmented information
Revenues	738	432	804
Income from equity investments	411	455	571
Plant operating costs and other	(455)	(220)	(243)
Commodity purchases resold	0		(365)
Property taxes	(5)	(5)	(6)
Depreciation and amortization	(78)	(67)	(95)
Asset impairment charge and other (Note 6)	0
Net gain/(loss) on assets sold/held for sale	17	(414)	(211)
Segmented Earnings/(Losses)	628	181	455
Capital Spending
Capital expenditures	32	179	481
Capital projects in development		0	0
Contributions to equity investments	810	655	538
Capital Spending	842	834	1,019
Assets	6,563	5,062
Geographic Information
Plant, Property and Equipment	1,248	1,283
Power and Storage | Intersegment eliminations
Segmented information
Revenues	$ (14)	$ (20)	$ (19)